Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 296,905	kr 263,961
Fair value of financial liabilities	280,170	244,309
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	253,434	223,465
Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	22,626	16,480
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	2,250	2,047
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	87,770	79,901
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	36,245	34,086
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	51,525	45,815
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	65,144
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	19,207
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	45,937
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	22,626
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	17,038
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	5,588
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	63,516	7,916
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	61,808	5,942
Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	1,708	1,974
Available-for-sale assets
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets		44,076
Available-for-sale assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets		4,382
Available-for-sale assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets		39,694
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	6,332	4,382
Treasuries/government bonds | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	6,332
Treasuries/government bonds | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	6,332
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	49,165	39,807
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	49,165
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	49,165
Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	8,019	kr 7,803
Derivatives | Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	8,019
Derivatives | Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	6,311
Derivatives | Financial assets at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 1,708